Related party transactions - Disclosure of Transactions Between Related Parties (Details) € in Thousands	12 Months Ended
Dec. 31, 2023 EUR (€)
Related party transactions [abstract]
Collection	€ 4,724
Receivables	648
Payments	(10,911)
Liabilities	(3,301)
Net collection (payments)	(6,187)
Net receivables (liabilities)	€ (2,653)